Note 8 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deferred Charges [Text Block]

8. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2021	$27,682
Additions	18,882
Amortization	(10,433)
Write-off and other movements (Note 7)	(4,272)
Balance, December 31, 2021	$31,859
Additions	38,330
Amortization	(13,486)
Write-off and other movements (Note 7)	(1,668)
Balance, December 31, 2022	$55,035

During the year ended December 31, 2022, 18 vessels underwent and completed their dry-docking and special survey and five vessels were in the process of completing their dry-docking and special survey. During the years ended December 31, 2020 and 2021, 11 and 14 vessels underwent and completed their dry-docking and special survey and nil and one vessel was in the process of completing her dry-docking and special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.